CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 19,085	$ 11,117	$ 8,509
Cost of revenue	7,859	4,596	4,273
Gross profit	11,226	6,521	4,236
Operating expenses:
Research and development	10,217	7,822	6,910
Selling and marketing	12,749	8,774	5,807
General and administrative	9,645	6,273	4,562
Reorganization			891
Transaction-related costs	2,887
Total operating expenses	35,498	22,869	18,170
Operating loss	(24,272)	(16,348)	(13,934)
Finance income	194	150	193
Finance expenses	(454)	(156)	(172)
Financing income (expenses), net	(260)	(6)	21
Loss before income taxes	(24,532)	(16,354)	(13,913)
Income taxes	169	4	259
Loss	(24,701)	(16,358)	(14,172)
Other comprehensive loss (net of tax effect):
Remeasurement profit (loss) from defined benefit plans	269	(81)	(51)
Total components that will not be reclassified subsequently to profit or loss	269	(81)	(51)
Total comprehensive loss	$ (24,432)	$ (16,439)	$ (14,223)
Basic loss per Ordinary share	$ 4.25	$ (3.94)	$ (3.48)
Diluted loss per Ordinary share		$ (3.94)	$ (3.48)
Weighted average number of shares outstanding used to compute basic loss per share	7,930,928	6,242,946	5,945,888
Weighted average number of shares outstanding used to compute diluted loss per share	7,930,928	6,242,946	5,945,888